COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) $ / shares in Units, $ in Thousands																			1 Months Ended	3 Months Ended		12 Months Ended			24 Months Ended
	Jan. 13, 2022 shares	Jan. 07, 2022 USD ($)	Dec. 14, 2021 USD ($) $ / shares shares	Oct. 04, 2021 USD ($)	Feb. 11, 2021 USD ($)	Jan. 22, 2021 shares	Jan. 11, 2021 USD ($)	Sep. 25, 2020	Aug. 04, 2020 USD ($) shares	Jul. 28, 2020 USD ($) shares	Jul. 23, 2020 USD ($) $ / shares shares	Jun. 22, 2020 USD ($) $ / shares shares	Jun. 08, 2020 USD ($) $ / shares shares	May 27, 2020 shares	May 23, 2020 USD ($) $ / shares shares	May 20, 2020 USD ($)	Mar. 13, 2020 USD ($)	Nov. 07, 2018 USD ($)	Oct. 31, 2020	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2022 ₪ / shares	Dec. 31, 2021 ₪ / shares	Dec. 22, 2020 USD ($)
Loss Contingencies [Line Items]
Number of shares issued for services | shares	1,500,000
Ordinary shares, par value | ₪ / shares																										₪ 0.01	₪ 0.01
Stock issued during the period, shares | shares	1,250,000
Share based compensation																				$ 1,568	$ 235	$ 1,234	$ 2,612
Number of ordinary shares issued, value				$ 1,500
Gross profits																				882	1,796	4,383	1,389
Expenses																				(4,117)		(9,286)
Non cancellable minimum royalties current																				417		377	291
Non cancellable minimum royalties noncurrent																				196		183	185
Obligation																												$ 138
Royalty expense																				$ 54	$ 12	$ 82	53
Amortization expense																							130
Research and development grants received																									$ 162
Grants maximum amount																								$ 185
Grants receivable																								$ 110
Description of royalty payment																						The Company is required to pay royalties to IIA at a rate of 3% in the first 3-years period and 3.5% commencing from the fourth year of the proceeds from the sale of the Company’s products arising from the Development Plan up to an amount equal to $272, plus annual interest equal to 12-month LIBOR applicable to dollar deposit.
Research and development grants																						$ 272
Claim against damges		$ 139
Revolving Credit Facility [Member]
Loss Contingencies [Line Items]
Royalty expense																						$ 360	$ 139
NIS [Member]
Loss Contingencies [Line Items]
Ordinary shares, par value | $ / shares																						$ 0.01	$ 0.01
Restricted Stock [Member]
Loss Contingencies [Line Items]
Share based compensation																						$ 405
Financial Buzz Media Networks LLC [Member]
Loss Contingencies [Line Items]
Number of shares issued for services | shares																						17,500,000
Share based compensation																						$ 117
Financial Buzz Media Networks LLC [Member] | Selling and Marketing Expense [Member]
Loss Contingencies [Line Items]
Share based compensation																						$ 450
PR and Media Service Provider Agreement [Member] | Financial Buzz Media Networks LLC [Member]
Loss Contingencies [Line Items]
Commitment description													On June 8, 2020, the Company entered into new PR and Media Service Provider Agreement with Financial Buzz, whereby Financial Buzz would provide the Company with media and PR marketing services will be extended over a period of 6 months commenced on June 8, 2020. In consideration for the Media Services, the Company shall issue a total of 5,000,000 fully vested Ordinary Shares of NIS 0.01 par value to Financial Buzz upon execution of the PR and Media Service Provider Agreement. The fair value of these shares amounted to $450, representing a price per share of $0.09 at the commitment date.
Number of shares issued for services | shares			15,000,000										5,000,000
Fair value of ordinary shares			$ 1,170										$ 450
Shares issued, price per share | $ / shares													$ 0.09									$ 0.078
PR and Media Service Provider Agreement [Member] | Financial Buzz Media Networks LLC [Member] | NIS [Member]
Loss Contingencies [Line Items]
Ordinary shares, par value | $ / shares			$ 0.01										$ 0.01
Business Development Agreement [Member] | Orion Capital Advisors L L C [Member] | Restricted Stock [Member]
Loss Contingencies [Line Items]
Stock issued during the period, shares | shares														2,500,000
Distribution Agreement [Member]
Loss Contingencies [Line Items]
Obligation																						$ 0	$ 0
Distribution Agreement [Member] | 3D Biomedicine Science and Technology Co. Limited [Member]
Loss Contingencies [Line Items]
Number of ordinary shares issued, value																	$ 250
Consulting Agreement [Member] | Andrew Blumenthal [Member]
Loss Contingencies [Line Items]
Commitment description															The Consulting Agreement term commenced on May 6, 2020 and will continue until the earlier to occur of: (i) March 25, 2021, or (ii) termination as described in the Consulting Agreement. Commencing August 2021, Andrew is compensated as an employee of the Company and the Company and Andrew terminated the Consulting Agreement
Shares issued, price per share | $ / shares																						$ 0.067	$ 0.067
Stock issued during the period, shares | shares															2,500,000
Share based compensation																						$ 13	$ 47
Monthly retainer															$ 15
Vesting description															900,000 vested in 100,000 monthly increments over nine months commencing with the execution of the Consulting Agreement.
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares															400,000
Gross profits															$ 1,000
Revenues percentage															25.00%
Expenses																						46	159
Consulting Agreement [Member] | Andrew Blumenthal [Member] | NIS [Member]
Loss Contingencies [Line Items]
Shares issued, price per share | $ / shares															$ 0.01
Consulting Agreement [Member] | Singh Global LLC [Member]
Loss Contingencies [Line Items]
Commitment description															The Consulting Agreement term commenced on May 6, 2020 and will continue until the earlier to occur of: (i) March 25, 2021, or (ii) termination as described in the Consulting Agreement.
Stock issued during the period, shares | shares															2,500,000
Share based compensation																						14	49
Monthly retainer															$ 15
Vesting description															900,000 vested in 100,000 monthly increments over nine months commencing with the execution of the Consulting Agreement.
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares															400,000
Gross profits															$ 1,000
Revenues percentage															25.00%
Expenses																						$ 59	$ 139
Consulting Agreement [Member] | Singh Global LLC [Member] | NIS [Member]
Loss Contingencies [Line Items]
Shares issued, price per share | $ / shares															$ 0.01
Consulting Agreement [Member] | Priyanka Misra [Member]
Loss Contingencies [Line Items]
Commitment description												The Consulting Agreement term commenced on June 22, 2020 and will continue until the earlier to occur of: (i) June 23, 2021, or (ii) termination as described in the Consulting Agreement. Commencing March 2021, Priyanka is compensated as an employee of the Company and the Company and the Company and Priyanka terminated the Consulting Agreement
Shares issued, price per share | $ / shares																						$ 0.057	$ 0.057
Stock issued during the period, shares | shares						1,500						1,250,000
Share based compensation																						$ 85	$ 14
Monthly retainer												$ 15
Vesting description												250,000 vested upon completion of salesforce implementation or equipment CRM.
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number | shares												250,000
Gross profits												$ 1,000
Expenses																						107	$ 104
Operating profits percentage												25.00%
Commission fees																						$ 71
Consulting Agreement [Member] | Priyanka Misra [Member] | NIS [Member]
Loss Contingencies [Line Items]
Shares issued, price per share | $ / shares												$ 0.01
Consulting Agreement [Member] | Leomics Associates [Member]
Loss Contingencies [Line Items]
Commitment description											The Consulting Agreement term commenced on June 22, 2020 and will continue until the earlier to occur of: (i) July 23, 2021, or (ii) termination as described in the Consulting Agreement.
Shares issued, price per share | $ / shares																						$ 0.095	$ 0.095
Stock issued during the period, shares | shares											1,000,000
Share based compensation											$ 250											$ 44	$ 44
Expenses											$ 25											$ 85	$ 173
Consulting Agreement [Member] | Leomics Associates [Member] | NIS [Member]
Loss Contingencies [Line Items]
Shares issued, price per share | $ / shares											$ 0.01
Media Advertising Agreement [Member] | Al and J Media Inc. [Member]
Loss Contingencies [Line Items]
Shares issued, price per share | $ / shares																						$ 0.067	$ 0.07
License Agreement [Member] | B.G. Negev Technologies and Applications Ltd and Mor Research Applications Ltd [Member]
Loss Contingencies [Line Items]
Minimum royalty payable year one																						$ 10
Minimum royalty payable year three																						25
Minimum royalty payable year three																						50
Royalty payments																$ 250
Non cancellable minimum royalties																						524	$ 476
Non cancellable minimum royalties current																						341	291
Non cancellable minimum royalties noncurrent																						$ 183	185
License Agreement [Member] | University of Leipzig [Member]
Loss Contingencies [Line Items]
Minimum royalty payable year three																		$ 15
License issuance fee																		$ 80
Percentage of royalties on net sales																		3.00%
Amortization expenses																							170
License Agreement [Member] | University of Leipzig [Member] | First Anniversary [Member]
Loss Contingencies [Line Items]
Minimum royalty payable year two																		$ 35
License Agreement [Member] | University of Leipzig [Member] | Second Anniversary [Member]
Loss Contingencies [Line Items]
Minimum royalty payable year two																		35
License Agreement [Member] | University of Leipzig [Member] | Upon Sale of Licensed Product [Member]
Loss Contingencies [Line Items]
Milestone payable																		75
License Agreement [Member] | University of Leipzig [Member] | FDA Approval [Member]
Loss Contingencies [Line Items]
Milestone payable																		150
License Agreement [Member] | University of Leipzig [Member] | Upon Reaching $5 Million Net Sales [Member]
Loss Contingencies [Line Items]
Milestone payable																		$ 150
License Agreement [Member] | University of Leipzig [Member] | After 7 Years [Member]
Loss Contingencies [Line Items]
Percentage of royalties on net sales																		2.00%
License Agreement [Member] | University of Leipzig [Member] | Sub-Licensing Income [Member]
Loss Contingencies [Line Items]
Percentage of royalties on net sales																		10.00%
Charitable Pledge Agreement [Member]
Loss Contingencies [Line Items]
Commitment description								On September 25, 2020 (“Effective Date”) the Company entered into Charitable Pledge Agreement (“Charitable Contribution Agreement”) with MOTOPARA, under which the Company obligate to irrevocable pledge to MOTOPARA for the use and benefit gift amounted to $1,500 according to the funding schedule as determined in the Charitable Contribution Agreement (the “Charitable Contribution”).
Charitable contribution amount																							425
Collaboration Agreement [Member]
Loss Contingencies [Line Items]
Commitment description																			The Collaboration Agreement shall be effective in October 2020 and continue until the earlier of (i) 5 years or (ii) execution of unanimous mutual termination agreement (the “Termination Date”).			The Company shall provide to Integrated 1-year loan for up to $1,500 (the “Loan”), according to funding schedule as determined in the Collaboration Agreement. Integrated has the option to accept or not accept any funding schedule for the Loan. Each Loan tranche shall bear interest at a rate of 2% and repayment shall commence only upon full Loan funding, or in the event Integrated refuses a Loan tranche.
Prepaid expenses																							250
Collaboration Agreement [Member] | Compensation Structure of the Collaboration [Member]
Loss Contingencies [Line Items]
Commitment description																						After deducting all out-of-pocket expenses and loan reimbursement to the Company as it relates to the establishment and ongoing funding of the Collaboration, each Collaborator agrees to divide any potential profit 33.33% to the Company, 33.33% to MOTOPARA and 33.33% to Integrated
Settlement Agreements [Member] | Integrated [Member]
Loss Contingencies [Line Items]
Repayments of debt							$ 27
Settlement Agreements [Member] | MOTOPARA [Member]
Loss Contingencies [Line Items]
Repayments of debt					$ 351
Royalty Agreement [Member]
Loss Contingencies [Line Items]
Commitment description									The Company has determined that its obligation for future royalties under the Royalty Agreement and also its obligation to pay Toledo an interest that is partly based on the margin that will be produced by the Company from certain sales (an interest that is equal to the greater of (i) 12% per annum, or (ii) 30% of anticipated margin applicable to certain receivables) represent contingent interest feature.	the Company entered into Royalty Agreement with Toledo under which it was agreed inter alia that (i) the Applicable Rate for each draw requested on or after the date herein shall accrue on the unpaid aggregate principal balance of each draw at an interest rate per annum equal to the greater of (a) 12% per annum, or (b) 20% of the anticipated margin for the applicable receivable financed as presented to the Lender in connection with each draw; (ii) to issue 3,500,000 ordinary shares to Toledo and pay to Toledo a royalty of 10% of the Gross Margins (as defined in the Royalty Agreement) of the SARS CoV-2 Testing Business (the “Royalty”) in exchange for Toledo agreeing to amend the terms of the Receivables Financing Agreement with the Company, including, inter alia, a loss of exclusivity on with respect to purchase order financing.
Shares issued for royalty agreement | shares									3,500,000	3,500,000
Royalty agreement term										25 years
Royalty agreement extension term										25 years
Royalty expense										$ 5,000
Value of shares issued in royalty agreement									$ 315
Amortization expense																							$ 34